J.P. MORGAN INCOME FUNDS

JPMorgan Trust I

JPMorgan Floating Rate Income Fund

JPMorgan Global Bond Opportunities Fund

(All Share Classes)

Supplement dated July 13, 2016

to the Statement of Additional Information

dated December 29, 2015, as supplemented

Effective immediately, the information in the SAI under the heading “Finders’ Fee Commissions” in the second paragraph (including the corresponding table and footnote) for the JPMorgan Floating Rate Income Fund and the JPMorgan Global Bond Opportunities Fund is hereby deleted in its entirety and replaced with the following:

With respect to sales of Class A Shares of the Floating Rate Income Fund, any fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$500,000 - $3,999,999*	0.75%
$4,000,000 - $9,999,999	0.50%
$10,000,000 or more	0.25%

*	If the total sales of Class A Shares of Qualifying Funds is $500,000 or more but the amount of the sale applicable to the Funds is less than $500,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the applicable Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

With respect to the sales of Class A Shares of the Global Bond Opportunities Fund, any fees are paid in accordance with the following schedule:

Amount of Purchases	Finder’s Fees
$1,000,000 - $3,999,999*	0.75%
$4,000,000 - $49,999,999	0.50%
$50,000,000 or more	0.25%

*	If the total sales of Class A Shares of Qualifying Funds is $1,000,000 or more but the amount of the sale applicable to the Funds is less than $1,000,000, the Financial Intermediary will receive a finder’s fee equal to 0.75% of the sale of the Class A Shares of the applicable Fund. The Finders’ Fee Schedule for other Qualifying Funds can be found in the Statement of Additional Information for such Qualifying Funds.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE STATEMENT OF ADDITIONAL

INFORMATION FOR FUTURE REFERENCE

SUP-SAI-FRIGBO-716